Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2022	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)
Differences on exchange	(8)	(20)	5	(8)	7	(2,109)	126	(2,007)
Credited/(charged) to the income statement	46	50	77	—	(18)	70	(51)	174
Credited/(charged) relating to changes in tax rates	—	(3)	34	—	(1)	45	(9)	66
Charged to other comprehensive income	—	—	—	—	(89)	—	(17)	(106)
Net reclassifications as held-for-sale	(4)	9	—	—	—	—	(27)	(22)
31 December 2022	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
1 January 2021	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)
Differences on exchange	(3)	5	(3)	2	(4)	(149)	4	(148)
Credited/(charged) to the income statement	12	(16)	34	8	(22)	63	(50)	29
Credited/(charged) relating to changes in tax rates	—	49	5	—	(3)	91	16	158
Charged to other comprehensive income	—	—	—	—	(78)	—	(32)	(110)
31 December 2021	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)